[State Street Research logo]
                                                  For
---------------------------------------------------------------------------------------------------
Supplement No. 1            February 1, 1999      State Street Research Capital Fund
dated May 1, 1999 to                              State Street Research Emerging Growth Fund
Prospectus dated
                            March 1, 1999         State Street Research Government Income Fund

                            November 27, 1998     State Street Research IntelliQuant Portfolios:
                                                  Small-Cap Value

---------------------------------------------------------------------------------------------------
Supplement No. 2            August 1, 1998        State Street Research High Income Fund
dated May 1, 1999 to                              State Street Research Managed Assets
Prospectus dated                                  State Street Research Money Market Fund

                            September 1, 1998     State Street Research Strategic Income Fund
                                                  State Street Research Legacy Fund
                                                  State Street Research Galileo Fund

                            November 1, 1998      State Street Research Alpha Fund
                                                  State Street Research Global Resources Fund
                                                  State Street Research Athletes Fund

                            November 1, 1998,     State Street Research Argo Fund
                            as Supplemented
                            February 1, 1999

                            March 1, 1999         State Street Research International Equity Fund

---------------------------------------------------------------------------------------------------
Supplement No. 2 dated      February 1, 1999      State Street Research Aurora Fund
May 1, 1999 (supplanting
Supplement No. 1 dated
February 1, 1999) to
Prospectus dated
---------------------------------------------------------------------------------------------------

                           Policies for Buying Shares
--------------------------------------------------------------------------------

Until December 31, 1999, the minimum initial investment for Individual Retirement Accounts ("IRAs") is $500. This minimum may be changed by the Distributor without further notice. Accordingly, the Prospectus sections "Policies for Buying Shares - Minimum Initial Investments" and "- Minimum Additional Investments" are revised as follows:

For all funds (except State Street Research Athletes Fund)
----------------------------------------------------------

Minimum Initial Investments:                            Minimum Additional Investments:

      o  $1,000 for accounts that use the               o   $50 for any account
         Investamatic program(a)

      o  $2,000 for Individual Retirement               (a) Except $500 during special promotional periods.
         Accounts(a)

      o  $2,500 for all other accounts

For State Street Research Athletes Fund
---------------------------------------

      Minimum Initial Investments:                      Minimum Additional Investments:

      o  $10,000 for accounts that use the              o   $50 for any account
         Investamatic program(b)

      o  $1,000 for Individual Retirement
         Accounts(b)                                    (b) Except $500 during special promotional periods.

      o  $25,000 for all other accounts